FINANCIAL ASSETS AND LIABILITIES - Summary of Market Value of Senior Notes that are listed on Luxembourg Stock Exchange (Detail)	Dec. 31, 2022	Dec. 31, 2021
Senior notes due 2023 [member] | Cosan S.A. [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage		100.26%
Senior notes due 2025[member] | Rumo S A [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage		103.04%
Senior notes due 2027 [member] | Cosan S.A. [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	100.92%	103.79%
Senior Notes Due 2028 [Member] | Rumo S A [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	95.04%	103.42%
Senior Notes Due 2029[Member] | Cosan S.A. [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	94.30%	104.39%
Senior Notes Due 2032 [Member] | Rumo S A [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	80.36%	94.34%
Perpetual notes [member] | Cosan S.A. [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	98.92%	102.17%